Cover Page Document	Oct. 29, 2026
Cover Page [Abstract]
Entity Central Index Key	0001050797
Title of 12(b) Security	Common stock
Entity Incorporation, State or Country Code	OR
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	COLUMBIA SPORTSWEAR COMPANY
Entity File Number	000-23939
Entity Tax Identification Number	93-0498284
Entity Address, Address Line One	14375 Northwest Science Park Drive
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97229
City Area Code	503
Local Phone Number	985-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	COLM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false